Other Disclosures - Adjustments to Cash Flows Statement (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Adjustments to Cash Flow Statement
Depreciation, amortization and impairment	kr 295	kr 362	kr 248
Share-based compensation expenses	586	439	310
Other			(32)
Total adjustments for non-cash transactions	881	801	526
Receivables	797	(2,123)	(1,009)
Inventories	(57)
Other payables	622	283	304
Total changes in working capital	kr 1,362	kr (1,840)	kr (705)